3. Significant accounting policies	3 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Note 3. Significant accounting policies

These consolidated financial statements follow the same significant accounting principles as those outlined in the notes to the audited consolidated financial statements for the year ended December 31, 2015.